Shareholders’ Deficit (Details Narrative)				12 Months Ended
	Nov. 22, 2023 shares	Apr. 21, 2023 USD ($) shares	Apr. 14, 2023 USD ($) $ / shares shares	Dec. 31, 2023 Vote $ / shares shares	Mar. 31, 2024 $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 shares	Oct. 21, 2021 shares	Sep. 30, 2021 shares	Dec. 31, 2020 shares
Class of Stock [Line Items]
Common stock, shares authorized				220,000,000	220,000,000
Cash | $		$ 187,475,000	$ 187,475,000
Common stock, shares outstanding			25,000,000
Preferred stock, shares authorized				1,000,000	1,000,000	1,000,000
Preferred stock, par value | $ / shares				$ 0.0001	$ 0.0001	$ 0.0001
Sponsor [Member]
Class of Stock [Line Items]
Common stock, shares outstanding								656,250
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized				200,000,000	200,000,000	200,000,000
Common stock, par value | $ / shares			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Number of shareholders elected to redeem			167
Stock redeemed or called during period		17,910,004	17,910,004	17,910,004
Percentage of common stock			89.60%
Common stock, shares issued				1,300,000	1,300,000	0
Common stock, shares outstanding				1,300,000	1,300,000	0
Temporary equity, shares outstanding				2,089,996	2,089,996	20,000,000	20,000,000			20,000,000
Common Class A [Member] | Sponsor [Member]
Class of Stock [Line Items]
Conversion of Class B ordinary shares into Class A ordinary shares, shares	1,300,000			1,300,000
Common stock, shares issued	3,389,996
Common stock, shares outstanding	3,389,996
Common Class A [Member] | Common Stock [Member]
Class of Stock [Line Items]
Percentage of common stock			89.60%
Conversion of Class B ordinary shares into Class A ordinary shares, shares				1,300,000
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized				20,000,000	20,000,000	20,000,000
Common stock, par value | $ / shares				$ 0.0001	$ 0.0001	$ 0.0001
Number of votes per share | Vote				1
Common stock, shares issued				3,700,000	3,700,000	5,000,000
Common stock, shares outstanding				3,700,000	3,700,000	5,000,000		5,031,250
Common Class B [Member] | Sponsor [Member]
Class of Stock [Line Items]
Conversion of Class B ordinary shares into Class A ordinary shares, shares	1,300,000
Common stock, shares issued	3,700,000
Common stock, shares outstanding	3,700,000								4,312,500
Common Class B [Member] | Common Stock [Member]
Class of Stock [Line Items]
Conversion of Class B ordinary shares into Class A ordinary shares, shares				(1,300,000)